Offerings	Jul. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	13,638,905
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act of 1933, as amended (the “Securities Act”), the registration fee with respect to the Warrants has been allocated to the Common Stock underlying the Warrants of Athena Technology Acquisition Corp. II, a Delaware corporation (“Athena”), and those shares of Common Stock are included in the total registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Warrants
Amount Registered | shares	13,638,905
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 1,363,890.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 188.35
Offering Note	Represents 13,638,905 shares of common stock, par value $0.0001 per share (“Common Stock”), underlying Athena's warrants, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of Athena's public warrants as quoted on the OTC Pink Market on July 2, 2026, which was $0.10 per warrant.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,524,887
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 35,248,870.00
Amount of Registration Fee	$ 4,867.87
Offering Note	Amount Registered represents the maximum number of Common Stock to be issued by Athena in connection with the proposed business combination (the “Business Combination”) pursuant to that certain Business Combination Agreement by and among Athena, Project Atlas Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of Athena, and Ace Green Recycling, Inc., a Delaware corporation (“Ace Green”), as described in the accompanying registration statement. Such amount is based on 24,887 shares of Athena Class A common stock, par value $0.0001 per share (“Athena Common Stock”), held by Athena Public Stockholders (as defined in the accompanying registration statement) as of September 12, 2025 and which will be reclassified as Common Stock pursuant to the Business Combination (unless redeemed) plus 3,500,000 shares of Common Stock to be held by Athena Technology Sponsor II, LLC and related parties as of the consummation of the Business Combination. Pursuant to Rule 416(a) under the Securities Act, Athena is also registering an indeterminable number of additional shares of Common Stock as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Proposed Maximum Offering Price Per Unit calculated in accordance with Rules 457(c) and 457(f)(1) under the Securities Act, based on the average of the high and low prices of the Athena Common Stock shares on the OTC Pink Market on October 23, 2025.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	35,252,475
Maximum Aggregate Offering Price	$ 1,175.09
Amount of Registration Fee	$ 0.18
Offering Note	Amount Registered estimated as the number of shares of Common Stock to be issued to the equityholders of Ace Green in connection with the Business Combination equal to the quotient of (a) $250,000,000 divided by (b) $10.10 (rounded down to the nearest whole share), plus up to 10,500,000 earnout shares.

Maximum Aggregate Offering Price calculated in accordance with Rule 457(f)(2) under the Securities Act. Ace Green is a private company, no market exists for its securities and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of Ace Green’s securities expected to be exchanged in connection with the Business Combination.